Business Combination (Details) - Schedule of Consideration Transferred - OpCo [Member] - USD ($) $ in Thousands		12 Months Ended
	Jun. 07, 2023	Dec. 31, 2023
Business Acquisition [Line Items]
Pre-combination vesting of modified profits interests	$ 325	$ 325
Pre-combination vesting of unmodified profits interests	651	651
Consideration transferred to sellers		976
Class A OpCo Units – non-controlling interests		1,785,283
Fair value of total consideration transferred	$ 1,786,259	$ 1,786,259